As filed with the Securities and Exchange Commission on April 30, 1999.


                                              1933 Act Registration No. 33-89090
                                              1940 Act Registration No. 811-8966

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]


                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 9 [ X ]


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]


                              Amendment No. 11 [ X ]
                        (Check appropriate box or boxes.)


                           LEGG MASON FOCUS TRUST, INC.
                (Exact name of registrant as specified in charter)

                                 100 Light Street
                            Baltimore, Maryland 21202
                     (Address of principal executive offices)

        Registrant's telephone number, including area code: (410) 539-0000

                              CHARLES A. BACIGALUPO
                                 100 Light Street
                            Baltimore, Maryland 21202
                     (Name and address of agent for service)

                                    Copies to:
                              ARTHUR J. BROWN, Esq.
                             STEPHANIE BOURQUE, Esq.
                            Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000




It is proposed that this filing will become effective:

[ ]   Immediately upon filing pursuant to Rule 485(b)
[X]   On May 1, 1999 pursuant to Rule 485(b)
[ ]   60 days after filing pursuant to Rule 485 (a)(1).
[ ]   On __________ pursuant to Rule 485 (a)(1)
[ ]   75 days after filing pursuant to Rule 485(a)(2)
[ ]   On ___________ pursuant to Rule 485(a)(2)

                        Legg Mason Focus Trust, Inc.

                     Contents of Registration Statement


      This Registration Statement consists of the following papers and documents:

      Cover Sheet

      Contents of Registration Statement

      Cross Reference Sheet

      Legg Mason Focus Trust

      Part A - Prospectus*

      Part B - Statement of Additional Information*

      Part C - Other Information

      Signature Page

      Exhibits

* Previously filed in Post-Effective Amendment No. 8 to the Registrant's registration statement, SEC File No. 33-89090, on March 2, 1999.

                        Legg Mason Focus Trust, Inc.

                         Form N-1A Cross Reference Sheet

PART A. ITEM NUMBER - PROSPECTUS          PROSPECTUS CAPTION

1.  Front and Back Cover Pages            Same
2.  Risk/Return Summary: Investments,     Investment Objective; Risks;
Risks and Performance                     Performance
3.  Risk/Return Summary: Fee Table        Fees and Expenses of the Fund
4.  Investment Objectives, Principal      Investment Objective; Risks
Investment Strategies, and Related Risks
5.  Management's Discussion of Fund       Not Applicable
Performance
6.  Management, Organization and Capital  Management
Structure
7.  Shareholder Information               How to Invest; How to Sell Your
                                          Shares; Account Policies;  Services
                                          for Investors; Dividends and Taxes
8.  Distribution Arrangements             Management
9.  Financial Highlights Information      Financial Highlights

PART B. ITEM NUMBER                       STATEMENT OF ADDITIONAL INFORMATION
                                          CAPTION
10. Cover Page and Table of Contents      Same
11. Fund History                          Description of the Fund
12. Description  of  the  Fund  and  Its
Investments and Risks                     Description of the Fund;
                                          Fund  Policies; Investment Strategies
                                          and Risks
13. Management of the Fund                Management of the Fund
14. Control Persons and Principal         Management of the Fund
Holders of Securities
15. Investment Advisory and Other         The Fund's Investment Adviser and
Services                                  Manager; The Fund's Distributor
16. Brokerage Allocation and Other        Portfolio Transactions and Brokerage
Practices
17. Capital Stock and Other Securities    Capital Stock Information
18. Purchase,  Redemption,  and  Pricing  Additional Purchase and Redemption
of Shares                                 Information; Valuation of Fund Shares
19. Taxation of the Fund                  Additional  Tax  Information;
                                          Tax-Deferred Retirement Plans
20.  Underwriters                         The Fund's Distributor
21.  Calculation of Performance Data      Performance Information
22.  Financial Statements                 Financial Statements

      Part C
      -------
      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                        Legg Mason Focus Trust, Inc.

                         PART C. OTHER INFORMATION
                         -------------------------
Item 23.  Exhibits

      (A)   Articles of Incorporation 1/
      (B)   By-Laws 1/


      (C) Specimen security -- not applicable.
      (D) Investment Advisory and Management Agreement -- 2/
      (E) Underwriting Agreement -- 2/
      (F) Bonus, profit sharing or pension plans -- none.
      (G) Custody Agreement 1/
      (H)   (i)   Transfer Agent Services Agreement 1/
      (I)     Opinion and consent of counsel -- filed herewith
      (J) Other opinions, appraisals, rulings and consents -- Accountants' consent -- 2/
      (K)     Financial statements omitted from Item 23 -- none.
      (L)     Agreement for providing initial capital 1/
      (M)     Plan pursuant to Rule 12b-1 -- 2/
      (N)(27) Financial Data Schedule -- 2/
      (O)     Plan Pursuant to Rule 18f-3 -- none.

---------------
1/ Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the registration statement of Focus Trust, Inc., as electronically filed on April 29, 1996.


2/ Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registrant's registration statement, as electronically filed on March 2, 1999.

Item 24. Persons Controlled by or under Common Control with Registrant


      None.



Item 25.  Indemnification

      This item is incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 5 to the registration statement of Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on April 29, 1998.

Item 26. Business and Connections of Investment Adviser

      Legg Mason Fund Adviser, Inc. ("LMFA"), is a registered investment adviser incorporated on January 20, 1982. LMFA is engaged primarily in the investment advisory business. It serves as manager and/or investment adviser to seventeen open-end investment companies or portfolios. Information as to the officers and directors of LMFA is included in its Form ADV filed June 24, 1998 with the Securities and Exchange Commission (Registration Number 801-16958) and is incorporated herein by reference.

Item 27. Principal Underwriters
----------------------

(a)   Legg Mason Value Trust, Inc.
      Legg Mason Total Return Trust, Inc.
      Legg Mason Special Investment Trust, Inc.
      Legg Mason Tax-Exempt Trust, Inc.
      Legg Mason Cash Reserve Trust
      Legg Mason Income Trust, Inc.
      Legg Mason Global Trust, Inc.
      Legg Mason Tax-Free Income Fund
      Legg Mason Investors Trust, Inc.
      Legg Mason Light Street Trust, Inc
      LM Institutional Fund Advisors I, Inc.
      LM Institutional Fund Advisors II, Inc.

(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

   Name and Principal       Position and Offices With Positions and Offices With
   Business Address*        Underwriter - LMWW        Registrant
   ------------------       ------------------------- --------------------------
   Raymond A. Mason         Chairman of the Board     None
   John F. Curley, Jr.      Retired Vice Chairman of  Chairman of the
                            the Board                 Board and Director
   James W. Brinkley        President and Director    None
   Edmund J. Cashman, Jr.   Senior Executive Vice     None
                            President and Director
   Richard J. Himelfarb     Senior Executive Vice     None
                            President and Director
   Edward A. Taber, III.    Senior Executive Vice     President
                            President and Director
   Robert A. Frank          Executive Vice President  None
                            and Director
   Robert G. Sabelhaus      Executive Vice President  None
                            and Director
   Charles A. Bacigalupo    Senior Vice President,    None
                            Secretary and Director
   F. Barry Bilson          Senior Vice President     None
                            and Director
   Thomas M. Daly, Jr.      Senior Vice President     None
                            and Director
   Jerome M. Dattel         Senior Vice President     None
                            and Director
   Robert G. Donovan        Senior Vice President     None
                            and Director
   Thomas E. Hill           Senior Vice President     None
   One Mill Place           and Director
   Easton, MD  21601
   Arnold S. Hoffman        Senior Vice President     None
   1735 Market Street       and Director
   Philadelphia, PA  19103
   Carl Hohnbaum            Senior Vice President     None
   24th Floor               and Director
   Two Oliver Plaza
   Pittsburgh, PA  15222
   William B. Jones, Jr.    Senior Vice President     None
   1747 Pennsylvania Ave.,  and Director
   N.W.
   Washington, D.C.  20006
   Laura L. Lange           Senior Vice President     None
                            and Director
   Marvin H. McIntyre       Senior Vice President     None
   1747 Pennsylvania Ave.,  and Director
   N.W.
   Washington, D.C.  20006
   Mark I. Preston          Senior Vice President     None
                            and Director
   Joseph Sullivan          Senior Vice President     None
                            and Director

   Name and Principal       Position and Offices With Positions and Offices With
   Business Address*        Underwriter - LMWW        Registrant
   ------------------       ------------------------- --------------------------
   M. Walter D'Alessio, Jr. Director                  None
   1735 Market Street
   Philadelphia, PA  19103
   W. William Brab          Senior Vice President     None
   Deepak Chowdhury         Senior Vice President     None
   255 Alhambra Circle
   Coral Gables, FL  33134
   Harry M. Ford, Jr.       Senior Vice President     None
   Dennis A. Green          Senior Vice President     None
   William F. Haneman, Jr.  Senior Vice President     None
   One Battery Park Plaza
   New York, NY  10005
   Theodore S. Kaplan       Senior Vice President     None
                            and General Counsel
   Seth J. Lehr             Senior Vice President     None
   1735 Market Street
   Philadelphia, PA  19103
   Horace M. Lowman, Jr.    Senior Vice President     None
                            and Asst. Secretary
   Robert L. Meltzer        Senior Vice President     None
   One Battery Park Plaza
   New York, NY  10004
   Jonathan M. Pearl        Senior Vice President     None
   1777 Reisterstown Road
   Pikesville, MD  21208
   John A. Pliakas          Senior Vice President     None
   125 High Street
   Boston, MA  02110
   Gail Reichard            Senior Vice President     None
   Timothy C. Scheve        Senior Vice President     None
                            and Treasurer
   Elisabeth N. Spector     Senior Vice President     None
   Robert J. Walker, Jr.    Senior Vice President     None
   200 Gibraltar Road
   Horsham, PA  19044
   William H. Bass, Jr.     Vice President            None
   Nathan S. Betnun         Vice President            None
   John C. Boblitz          Vice President            None
   Andrew Bowden            Vice President            None
   D. Stuart Bowers         Vice President            None
   Edwin J. Bradley, Jr.    Vice President            None

   Name and Principal       Position and Offices With Positions and Offices With
   Business Address*        Underwriter - LMWW        Registrant
   ------------------       ------------------------- --------------------------
   Scott R. Cousino         Vice President            None
   Joseph H. Davis, Jr.     Vice President            None
   1735 Market Street
   Philadelphia, PA  19380
   Terrence R. Duvernay     Vice President            None
   1100 Poydras Street
   New Orleans, LA  70163
   John R. Gilner           Vice President            None
   Richard A. Jacobs        Vice President            None
   C. Gregory Kallmyer      Vice President            None
   Edward W. Lister, Jr.    Vice President            None
   Marie K. Karpinski       Vice President            Vice President and
                                                       Treasurer
   Mark C. Micklem          Vice President            None
   1747 Pennsylvania Ave.
   Washington, D.C.  20006
   Hance V. Myers, III      Vice President            None
   1100 Poydras Street
   New Orleans, LA  70163
   Gerard F. Petrik, Jr.    Vice President            None
   Douglas F. Pollard       Vice President            None
   K. Mitchell Posner       Vice President            None
   1735 Market Street
   Philadelphia, PA  19103
   Carl W. Reidy, Jr.       Vice President            None
   Jeffrey W. Rogatz        Vice President            None
   Thomas E. Robinson       Vice President            None
   Douglas M. Schmidt       Vice President            None
   Robert W. Schnakenberg   Vice President            None
   1111 Bagby Street
   Houston, TX  77002
   Henry V. Sciortino       Vice President            None
   1735 Market Street
   Philadelphia, PA  19103
   Chris Scitti             Vice President            None
   Eugene B. Shepherd       Vice President            None
   1111 Bagby Street
   Houston, TX  77002-2510
   Lawrence D. Shubnell     Vice President            None
   Alexsander M. Stewart    Vice President            None
   One World Trade Center
   New York, NY  10048

   Name and Principal       Position and Offices With Positions and Offices With
   Business Address*        Underwriter - LMWW        Registrant
   ------------------       ------------------------- --------------------------
   Robert S. Trio           Vice President            None
   1747 Pennsylvania Ave.,
   N.W.
   Washington, D.C.  20006
   William A. Verch         Vice President            None
   Lewis T. Yeager          Vice President            None

   ---------------------
      * All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.
(c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

   Item 28.  Location of Accounts and Records

   State Street Bank and Trust Company
   P.O. Box 1713
   Boston, Massachusetts 02105

   Item 29.  Management Services

   None.

   Item 30.  Undertakings

      None

                                  SIGNATURE PAGE

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 30th day of April, 1999.

                                    Legg Mason Focus Trust, Inc.



                                    By:  /s/ Marie K. Karpinski
                                         ----------------------------
                                         Marie K. Karpinski
                                         Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      Signature              Title                 Date
      ---------              -----                 -----

   /s/ John F. Curley, Jr.*   Director               April 30, 1999
   ------------------------
   John F. Curley, Jr.

   /s/ Richard G. Gilmore*    Director               April 30, 1999
   -----------------------
   Richard G. Gilmore

   /s/ Arnold L. Lehman**     Director               April 30, 1999
   ----------------------
   Arnold L. Lehman

   /s/  Jill E. McGovern*     Director               April 30, 1999
   ----------------------
   Jill E. McGovern

   /s/  T.A. Rodgers*         Director               April 30, 1999
   ----------------------
   T.A. Rodgers

*Signatures affixed by Marie K. Karpinski pursuant to a power of attorney dated June 25, 1998, filed herewith.
**Signatures affixed by Marie K. Karpinski pursuant to a power of attorney dated June 24, 1998, filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director of the following investment company:

                           LEGG MASON FOCUS TRUST, INC.

plus any other investment companies for with Legg Mason Fund Adviser, Inc. acts as investment adviser or manager or for which the undersigned individual serves as Director ("Funds"), hereby severally constitute and appoint each of Marie K. Karpinski, Arthur J. Brown and Arthur C. Delibert my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Pre-effective Amendments to any Registration Statements of the Funds, any and all Registration Statements on Form N-1A, any supplements or other instruments in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his or her substitute may do or cause to be done by virtue hereof.

WITNESS my hand as of the date set forth below.

SIGNATURE                                 DATE

/s/ John F. Curley, Jr.                         June 25, 1998
-------------------------------
John F. Curley, Jr.

/s/ Richard G. Gilmore                          June 25, 1998
-------------------------------
Richard G. Gilmore

---------------------------------               June ____ , 1998
Arnold L. Lehman

/s/ Jill E. McGovern                            June 25, 1998
--------------------------------
Jill E. McGovern

/s/ T. A. Rodgers                               June 25, 1998
-------------------------------
T.A. Rodgers

                                POWER OF ATTORNEY

I, the undersigned Director of the following investment company:

                           LEGG MASON FOCUS TRUST, INC.

plus any other investment companies for with Legg Mason Fund Adviser, Inc. acts as investment adviser or manager or for which the undersigned individual serves as Director ("Funds"), hereby severally constitute and appoint each of Marie K. Karpinski, Arthur J. Brown and Arthur C. Delibert my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Pre-effective Amendments to any Registration Statements of the Funds, any and all Registration Statements on Form N-1A, any supplements or other instruments in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his or her substitute may do or cause to be done by virtue hereof.

WITNESS my hand as of the date set forth below.

SIGNATURE                                 DATE

                                          June ____, 1998
-------------------------------
John F. Curley, Jr.

                                          June ____, 1998
-------------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman
---------------------------------         June 24 , 1998
Arnold L. Lehman

                                          June ____, 1998
--------------------------------
Jill E. McGovern

                                          June ____, 1998
-------------------------------
T.A. Rodgers